Stockholders' Equity	12 Months Ended
Dec. 31, 2011
Stockholders' Equity [Abstract]
Stockholders' Equity

(12) Stockholders' equity

(a) Public Offerings

On August 1, 2011, the Company completed an initial public offering in which the Company sold 22,250,000 shares of common stock at an initial public offering price of $19.00 per share, less underwriter discounts and commissions, resulting in net proceeds to the Company of approximately $390.0 million after deducting underwriter discounts and commissions and expenses paid or payable by the Company. Additionally, the underwriters exercised, in full, their option to purchase 3,337,500 additional shares, which were sold by certain existing stockholders. The Company did not receive any proceeds from the sales of shares by the existing stockholders. The Company used a portion of the net proceeds from the initial public offering to repay the remaining $375.0 million outstanding under the senior notes, with the remaining net proceeds being used for working capital and general corporate purposes.

On November 22, 2011, certain existing stockholders sold 22,000,000 shares of our common stock at a price of $25.62 per share, less underwriting discounts and commissions, in a secondary public offering. Additionally, the underwriters exercised their option to purchase an additional 1,937,986 shares, which were also sold by certain existing stockholders. The Company did not receive any proceeds from the sales of shares by the existing stockholders. The Company incurred approximately $984 thousand of expenses in connection with the offering, which were paid by the Company in accordance with the registration rights and coordination agreement (see note 18(a)).

(b) Common Stock

Prior to the initial public offering, our charter authorized the Company to issue two classes of common stock, Class L and common. The rights of the holders of Class L and common shares were identical, except with respect to priority in the event of a distribution, as defined. The Class L common stock was entitled to a preference with respect to all distributions by the Company until the holders of Class L common stock had received an amount equal to the Class L base amount of approximately $41.75 per share, plus an amount sufficient to generate an internal rate of return of 9% per annum on the Class L base amount, compounded quarterly. Thereafter, the Class L and common stock shared ratably in all distributions by the Company. Class L common stock was classified outside of permanent equity in the consolidated balance sheets at its preferential distribution amount, as the Class L stockholders controlled the timing and amount of distributions. The Class L preferred return of 9% per annum, compounded quarterly, was added to the Class L preferential distribution amount each period and recorded as an increase to accumulated deficit. Dividends paid on the Class L common stock reduced the Class L preferential distribution amount.

Immediately prior to the initial public offering, each outstanding share of Class L common stock converted into approximately 0.2189 of a share of common stock plus 2.2149 shares of common stock, which was determined by dividing the Class L preference amount, $38.8274, by the initial public offering price net of the estimated underwriting discount and a pro rata portion, based upon the number of shares sold in the offering, of the estimated offering-related expenses. As such, the 22,866,379 shares of Class L common stock that were outstanding at the time of the offering converted into 55,652,782 shares of common stock.

The changes in Class L common stock were as follows (in thousands):

	Fiscal year ended
	December 31, 2011		December 25, 2010		December 26, 2009
	Shares	Amount	Shares	Amount	Shares	Amount

Common stock, Class L, beginning of year	22,995	$840,582	22,981	$1,232,001	22,918	$1,127,863
Issuance of Class L common stock	65	2,270	14	754	63	2,648
Repurchases of Class L common stock	—	(113)	—	(3,197)	—	(3,070)
Retirement of treasury stock	(194)	—	—	—	—	—
Cash dividends paid	—	—	—	(500,002)	—	—
Accretion of Class L preferred return	—	45,102	—	111,026	—	104,560
Conversion of Class L shares to common shares	(22,866)	(887,841)	—	—	—	—

Common stock, Class L, end of year	—	$—	22,995	$840,582	22,981	$1,232,001

On December 3, 2010, the board of directors declared an aggregate dividend in the amount of $500.0 million, or $21.93 per share, payable on that date in accordance with the Company's charter to the holders of Class L common stock as of that date. The dividend was recorded as a reduction to Class L common stock.

Common shares issued and outstanding included in the consolidated balance sheets include vested and unvested restricted shares. Common stock in the consolidated statement of stockholders' equity (deficit) excludes unvested restricted shares.

(c) Treasury stock

During fiscal years 2011, 2010, and 2009, the Company repurchased a total of 23,624 shares, 193,800 shares, and 201,372 shares, respectively, of common stock and 3,266 shares, 65,414 shares, and 72,859 shares, respectively, of Class L shares that were originally sold and granted to former employees of the Company. The Company accounts for treasury stock under the cost method, and as such recorded increases in common treasury stock of $173 thousand, $693 thousand, and $387 thousand during fiscal years 2011, 2010, and 2009, respectively, based on the fair market value of the shares on the respective dates of repurchase. On April 26, 2011, the Company retired all of its treasury stock, resulting in a $2.0 million reduction in common treasury stock and additional paid-in-capital.

(d) Accumulated other comprehensive income

The components of accumulated other comprehensive income were as follows (in thousands):

	Effect of foreign currency translation	Other	Accumulated other comprehensive income

Balances at December 25, 2010	$14,350	(723)	13,627
Other comprehensive income	6,560	(586)	5,974

Balances at December 31, 2011	$20,910	(1,309)	19,601